Earnings and dividends per share (Details) - ZAR (R) R / shares in Units, shares in Millions, R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Earnings and dividends per share
Basic earnings per share (in rand per share)	R 14.26	R 33.36	R 21.66
Headline earnings per share	27.44	35.15	41.40
Diluted earnings per share (in rand per share)	14.18	33.27	21.66
Diluted headline earnings per share	27.27	35.05	41.40
Dividends per share	12.90	12.60	14.80
Dividends per share - interim	5.00	4.80	5.70
Dividends per share- final	R 7.90	R 7.80	R 9.10
Dividend payable	R 0
Earnings per share (EPS)
Weighted average number of shares	612.2	610.7	610.7
Earnings attributable to owners of Sasol Limited	R 8,729	R 20,374	R 13,225
Basic earnings per share (in rand per share)	R 14.26	R 33.36	R 21.66
Headline earnings per share (HEPS)
Weighted average number of shares	612.2	610.7	610.7
Earnings attributable to owners of Sasol Limited	R 8,729	R 20,374	R 13,225
Effect of remeasurement items for subsidiaries and joint operations, net of tax	8,058	1,077	12,046
gross remeasurement items	9,901	1,616	12,892
tax effect and non-controlling interest effect	(1,843)	(539)	(846)
Effect of remeasurement items for equity accounted investments	11	14	13
Headline earnings	R 16,798	R 21,465	R 25,284
Headline earnings per share	R 27.44	R 35.15	R 41.40
Diluted earnings per share (DEPS) and diluted headline earnings per share (DHEPS)
Weighted average number of shares	612.2	610.7	610.7
Potential dilutive effect of long-term incentive scheme	3.7	1.7
Diluted weighted average number of shares for DEPS and DHEPS	615.9	612.4	610.7
Earnings attributable to owners of Sasol Limited	R 8,729	R 20,374	R 13,225
Diluted earnings attributable to owners of Sasol Limited	8,729	20,374	13,225
Diluted headline earnings per share
Headline earnings attributable to owners of Sasol Limited	16,798	21,465	25,284
Diluted headline earnings attributable to owners of Sasol Limited	R 16,798	R 21,465	R 25,284
Diluted earnings per share (in rand per share)	R 14.18	R 33.27	R 21.66
Diluted headline earnings per share	R 27.27	R 35.05	R 41.40